Prudential Global Total Return Fund, Inc.

655 Broad Street

6th Floor

Newark, New Jersey 07102

January 3, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	497(j) Filing for Prudential Global Total Return Fund, Inc.
Registration numbers 033-63943 and 811-04661

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on December 22, 2023.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 716-6422.

Very truly yours,

/s/ Patrick McGuinness Patrick McGuinness Assistant Secretary